ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2022
ACCOUNTS PAYABLE
ACCOUNTS PAYABLE

8.ACCOUNTS PAYABLE

	As of December 31,
	2021	2022
	RMB	RMB
Payables for purchase of property, equipment and software	19,987	142,142
Payables for advertising expenses	30,646	32,277
Others	2,330	10,878
Total	52,963	185,297